RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 230	$ 178	$ 176
Lease expense	397	451	411
Revenues derived from a related party		14	33
C. Mer Industries Ltd. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	12	11	11
Revenues derived from a related party	$ 0	14	33
Athena Ltd. [Member]
Related Party Transaction [Line Items]
Amount of related party transaction				$ 65
Mr. Roger Challen [Member]
Related Party Transaction [Line Items]
Ownership interest	14.00%
Lease expense	$ 56	56	56
Data Distributors Inc. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 2	$ 9	$ 9